LONG TERM DEBT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 19, 2021
Bonus	$ 781,000	$ 1,094,000	$ 1,123,000
Vacation	43,000	34,000	41,000
Dr. Cartwright
Salary		337,000	337,000
Bonus		675,000	675,000
Interest on compensation		528,000	59,000
Loans to Company		196,000	528,000
Interest on loans		149,000	22,000
Total outstanding prior to exchange		1,621,000	1,621,000	$ 267,085
Amount forgiven		(1,302,000)	(1,302,000)
Total interest accrued		45,000	26,000
Promissory note dated September 4, 2018			319,000
Exchange for Series F-2 Preferred Stock	(100,000)	(345,000)
Interest accrued	7,000	19,000
Balance outstanding, end of period	271,000	364,000	364,000
Dr. Faupel
Salary		134,000	134,000
Bonus		20,000	20,000
Interest on compensation		67,000	67,000
Loans to Company		196,000	196,000
Interest on loans		149,000	149,000
Total outstanding prior to exchange		661,000	661,000	$ 153,178
Amount forgiven		454,000	(454,000)
Total interest accrued		29,000	17,000
Promissory note dated September 4, 2018			207,000
Exchange for Series F-2 Preferred Stock	(85,000)	(224,000)
Interest accrued	7,000	12,000
Balance outstanding, end of period	$ 158,000	236,000	236,000
Vacation		$ 95,000	$ 95,000